Shareholder Report, Holdings (Details)	May 31, 2025
C000129654 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000129654 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000129654 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000129654 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000129654 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000129654 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000129654 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129654 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129654 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129654 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129654 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000129654 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000129654 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000129654 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000129654 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129655 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000129655 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000129655 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000129655 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000129655 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000129655 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000129655 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129655 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129655 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129655 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129655 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000129655 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000129655 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000129655 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000129655 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169038 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000169038 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000169038 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000169038 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169038 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169038 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169038 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169038 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169038 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169038 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169038 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000169038 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000169038 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000169038 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000169038 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.80%